Taxation - Schedule of Deferred Tax (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets:
Credit loss	$ 2,422	$ 1,384
Net operating losses carried forward	2,442,931	2,080,534
Subtotal	2,445,353	2,081,918
Less: valuation allowance	(2,445,353)	(2,080,534)	$ (2,922,233)	$ (2,715,479)
Total		$ 1,384